Restricted cash	12 Months Ended
Mar. 31, 2021
Cash And Cash Equivalents [Abstract]
Restricted cash

4. Restricted cash

Restricted cash consists of the following:

	As of March 31,
	2020	2021	2021
	(INR)	(INR)	(US$)
	(In million)
Bank deposits	4,877	4,881	66.7
Term deposits	848	170	2.3
	5,725	5,051	69.0
Restricted cash — current	4,877	4,881	66.7
Restricted cash — non-current	848	170	2.3